Shareholders’ Equity - Additional Information (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Dividend policy	The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.	The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, voting rights	Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association.	Holders of Class A ordinary shares are entitled to one vote for each share with the exception that only holders of Class F ordinary shares have the right to vote on the election of directors prior to the completion of a Business Combination, subject to adjustment as provided in the Company’s amended and restated memorandum and articles of association.
Temporary equity and common stock, shares issued	45,000,000	45,000,000	0
Temporary equity and common stock, shares outstanding	45,000,000	45,000,000	0
Temporary equity shares subject to possible redemption	45,000,000	45,000,000	0
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Class F Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	11,250,000	11,250,000	20,000,000
Common stock, shares outstanding	11,250,000	11,250,000	20,000,000